ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Balance Sheets) (Details)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current assets:
Cash and cash equivalent	¥ 2,501,417,491	$ 360,279,057	¥ 2,392,591,132	$ 344,604,801	¥ 1,777,020,667	¥ 456,076,191
Due from subsidiaries	1,414,084,059	203,670,468	60,973,795
Other current assets	766,644,253	110,419,740	715,448,906
Capped call option			17,490,323
Total current assets	19,695,296,401	2,836,712,719	22,494,804,126
Non-current assets:
Total assets	26,090,639,753	3,757,833,754	27,144,548,504
Current liabilities:
Due to subsidiaries			1,478,529
Convertible senior notes-current	423,739,708	61,031,212	650,916,976
Total current liabilities	18,362,656,893	2,644,772,706	18,622,441,883
Convertible senior notes			856,064,385
Total liabilities	19,630,426,756	2,827,369,546	21,184,825,483
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 125,473,930 and 126,733,266 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	17,881	2,575	17,711
Additional paid-in capital	3,145,262,253	453,011,991	2,924,336,179
Accumulated other comprehensive income	104,784,173	15,092,060	12,582,041
Treasury stock, at cost: 1,723,200 shares of ordinary shares as of December 31, 2015 and 2016, respectively	(13,875,553)	(1,998,495)	(13,875,553)
Total JinkoSolar Holding Co., Ltd. Shareholders' equity	6,460,708,886	930,535,631	4,321,868,246
Total liabilities, redeemable non-controlling interest and shareholders' equity	¥ 26,090,639,753	$ 3,757,833,754	¥ 27,144,548,504
Ordinary shares:
Ordinary shares, par value | $ / shares		$ 0.00002		$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	128,456,466	128,456,466	127,197,130	127,197,130
Ordinary shares, shares outstanding	126,733,266	126,733,266	125,473,930	125,473,930
Treasury stock at cost, shares	1,723,200	1,723,200	1,723,200	1,723,200
Parent Company [Member]
Current assets:
Cash and cash equivalent	¥ 4,815,606	$ 693,592	¥ 55,685,082	$ 8,020,320	¥ 25,047,261	¥ 7,329,752
Due from subsidiaries	892,393,364	128,531,379	353,584,018
Other current assets	12,231,081	1,761,642	11,910,526
Capped call option			17,490,323
Total current assets	909,440,051	130,986,613	438,669,949
Non-current assets:
Investments in subsidiaries	6,403,914,947	922,355,602	4,249,348,844
Due from subsidiaries-non current			1,228,006,309
Total assets	7,313,354,998	1,053,342,215	5,916,025,102
Current liabilities:
Due to subsidiaries	415,199,410	59,801,154	62,633,444
Other current liabilities	13,706,994	1,974,218	24,542,051
Convertible senior notes-current	423,739,708	61,031,212	650,916,976
Total current liabilities	852,646,112	122,806,584	738,092,471
Convertible senior notes			856,064,385
Total liabilities	852,646,112	122,806,584	1,594,156,856
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 125,473,930 and 126,733,266 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	17,881	2,575	17,711
Additional paid-in capital	3,145,262,253	453,011,991	2,924,336,179
Accumulated other comprehensive income	104,784,173	15,092,060	12,582,041
Treasury stock, at cost: 1,723,200 shares of ordinary shares as of December 31, 2015 and 2016, respectively	(13,875,553)	(1,998,495)	(13,875,553)
Retained earnings	3,224,520,132	464,427,500	1,398,807,868
Total JinkoSolar Holding Co., Ltd. Shareholders' equity	6,460,708,886	930,535,631	4,321,868,246
Total liabilities, redeemable non-controlling interest and shareholders' equity	¥ 7,313,354,998	$ 1,053,342,215	¥ 5,916,025,102
Ordinary shares:
Ordinary shares, par value | $ / shares		$ 0.00002		$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	126,733,266	126,733,266	125,473,930	125,473,930
Ordinary shares, shares outstanding	126,733,266	126,733,266	125,473,930	125,473,930
Treasury stock at cost, shares	1,723,200	1,723,200	1,723,200	1,723,200